Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Prospector Capital Appreciation Fund
Shareholder Report [Line Items]
Fund Name	Prospector Capital Appreciation Fund
Class Name	Prospector Capital Appreciation Fund
Trading Symbol	PCAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Prospector Capital Appreciation Fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://prospectorpartners.com/funds/prospector-capital-appreciation-fund/. You can also request this information by contacting us at 1-877-734-7862.
Additional Information Phone Number	1-877-734-7862
Additional Information Website	https://prospectorpartners.com/funds/prospector-capital-appreciation-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Prospector Capital Appreciation Fund	$57	1.12%
[1]
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.12%
Updated Performance Information Location [Text Block]	Visit https://prospectorpartners.com/funds/prospector-capital-appreciation-fund/ for more recent performance information.
Net Assets	$ 44,191,098
Holdings Count | $ / shares	64
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$44,191,098
Number of Holdings	64
Portfolio Turnover	22%

Holdings [Text Block]

Top 10 Holdings	(%)
Eaton	3.9%
Fairfax Financial Holdings	2.8%
Brown & Brown	2.8%
Dropbox, 0.00%, 03/01/2028	2.6%
Arthur J. Gallagher & Co.	2.6%
Globe Life	2.5%
Halozyme Therapeutics, 1.00%, 08/15/2028	2.4%
Akamai Technologies, 0.38%, 09/01/2027	2.2%
Abbott Laboratories	2.2%
Everest Group	2.1%

Updated Prospectus Web Address	https://prospectorpartners.com/funds/prospector-capital-appreciation-fund/
Prospector Opportunity Fund
Shareholder Report [Line Items]
Fund Name	Prospector Opportunity Fund
Class Name	Prospector Opportunity Fund
Trading Symbol	POPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Prospector Opportunity Fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://prospectorpartners.com/funds/prospector-opportunity-fund/. You can also request this information by contacting us at 1-877-734-7862.
Additional Information Phone Number	1-877-734-7862
Additional Information Website	https://prospectorpartners.com/funds/prospector-opportunity-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Prospector Opportunity Fund	$58	1.14%
[2]
Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.14%
Updated Performance Information Location [Text Block]	Visit https://prospectorpartners.com/funds/prospector-opportunity-fund/ for more recent performance information.
Net Assets	$ 267,439,957
Holdings Count | $ / shares	66
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$267,439,957
Number of Holdings	66
Portfolio Turnover	19%

Holdings [Text Block]

Top 10 Holdings	(%)
Brown & Brown	3.5%
Fairfax Financial Holdings	3.1%
Littelfuse	2.8%
Arthur J. Gallagher & Co.	2.8%
Primerica	2.8%
Globe Life	2.8%
Prosperity Bancshares	2.6%
Carrier Global	2.4%
Darden Restaurants	2.3%
Everest Group	2.1%

Updated Prospectus Web Address	https://prospectorpartners.com/funds/prospector-opportunity-fund/

[1]
*	Annualized

[2]
*	Annualized